N-2	Dec. 13, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001278752
Amendment Flag	false
Securities Act File Number	814-00646
Document Type	8-K
Entity Registrant Name	MidCap Financial Investment Corporation
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3450
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On December 13, 2023, MidCap Financial Investment Corporation (the “Company”) and U.S. Bank Trust Company, National Association (“Trustee”) entered into a Sixth Supplemental Indenture (the “Sixth Supplemental Indenture”) to the Indenture (the “Indenture”), dated as of October 9, 2012, between the Company and the Trustee. The Sixth Supplemental Indenture relates to
the Company’s issuance, offer and sale of $86,250,000 aggregate principal amount of its 8.00% Notes due 2028 (inclusive of $11,250,000 aggregate principal amount pursuant to the underwriters’ overallotment option to purchase additional Notes) (the “Notes”).

Long Term Debt, Title [Text Block]	8.00% Notes due 2028
Long Term Debt, Principal | $	$ 86,250,000
Long Term Debt, Structuring [Text Block]
On December 13, 2023, MidCap Financial Investment Corporation (the “Company”) and U.S. Bank Trust Company, National Association (“Trustee”) entered into a Sixth Supplemental Indenture (the “Sixth Supplemental Indenture”) to the Indenture (the “Indenture”), dated as of October 9, 2012, between the Company and the Trustee. The Sixth Supplemental Indenture relates to
the Company’s issuance, offer and sale of $86,250,000 aggregate principal amount of its 8.00% Notes due 2028 (inclusive of $11,250,000 aggregate principal amount pursuant to the underwriters’ overallotment option to purchase additional Notes) (the “Notes”).
The Notes will mature on December 15, 2028. The Notes bear interest at a rate of 8.00% per year, commencing December 13, 2023. The Company will pay interest on the Notes on March 15, June 15, September 15 and December 15 of each year, beginning on March 15, 2024.
The Notes may be redeemed in whole or in part at any time or from time to time at our option on or after December 15, 2025, at a redemption price of $25 per Note plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture, as supplemented by the Sixth Supplemental Indenture, contains certain covenants including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), or any successor provisions, whether or not the Company continues to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the U.S. Securities and Exchange Commission, and to provide financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934. These covenants are subject to important limitations and exceptions that are described in the Indenture, as supplemented by the Sixth Supplemental Indenture.

Outstanding Security, Not Held [Shares] | shares	80,000,000